TABLE OF CONTENTS

President's Letter.....................................................1
INCOME FUNDS:
Investment Review......................................................3
Portfolios of Investments:
 Aetna Bond Fund.......................................................12
 Aetna Government Fund.................................................14
 Aetna High Yield Fund.................................................15
 Aetna Money Market Fund...............................................17
Statements of Assets and Liabilities...................................20
Statements of Operations...............................................22
Statements of Changes in Net Assets....................................24
Notes to Financial Statements..........................................32
Additional Information.................................................37
Financial Highlights...................................................38

                               PRESIDENT'S LETTER




Dear Valued Shareholder,

Thank you for investing in the Aetna Series Funds. We are pleased to provide you with this Semi-Annual Report on the funds you have chosen to help pursue your investment goals. Please note that the format has been changed from two reports that combined all of our different investment categories to five individual reports: Capital Appreciation, Growth & Income, Income, Index Plus and Generations. These reports will provide detailed information on the performance of your funds.

The financial market environment has changed dramatically since you received the last Aetna Series Fund Annual Report. At October 31, 1998, there prevailed an atmosphere of deep anxiety as the immediately preceding 12-month period had been marked by high market volatility, default on Russian debts and the collapse of a prominent U.S. hedge fund. Confidence in the global economic outlook was shaken, which culminated in a sharp sell-off in U.S. and global stock markets.

Today, those fears seem misplaced. With the U.S. economy contributing its remarkable combination of robust growth and negligible inflation, the global economic and financial picture is on the mend. U.S. and foreign stock markets have rebounded, risk premiums are shrinking and capital is once again flowing to emerging markets. Within the U.S., small- and mid-cap stocks have begun to participate more meaningfully in the ongoing bull market as improvement in corporate earnings has broadened out to more cyclically sensitive businesses. Credit spreads have diminished for lower-rated debt securities and the REIT sector has shown signs of improvement. The S&P 500 Index and the Dow Jones Industrial Average ("the Dow") both finished 1998 with double-digit returns - the fourth year in a row. The Dow, which has a more cyclical bias than the S&P 500 Index, managed to reach an unprecedented 10,000 by the end of March and closed at 10,789 on April 30, 1999! Of course, there is no guaranty that the markets will continue to reflect this trend.

I am pleased to report that at Aetna Series Fund, Inc. and Aeltus Investment Management, Inc., we have continued to work to further improve our products and services:

     CLASS "B" SHARES WERE INTRODUCED on March 1. This new class of shares has a back-end load contingent on redemption rather than a front-end load. It was designed for the mid- to longer-term investor, making it particularly attractive for investing in our enhanced index funds.

     AETNA INDEX PLUS LARGE CAP FUND AND AETNA INDEX PLUS MID CAP FUND outperformed their benchmarks for the one-year period ending April 30, 1999.

     NEW SIMPLIFIED PROSPECTUSES were introduced on March 1. Plain English wording and clear graphics make them truly "user-friendly." We recommend that you keep them with your other Aetna Series Fund records.

     COMPUTER SYSTEMS INITIATIVES, specifically year 2000 dating issues, have remained a high priority. We have completed remediation and plan to complete testing all of Aeltus' relevant computer systems by mid-1999. In addition, on January 1, we successfully converted our operating systems to accept the new Euro currency, the new standard monetary unit of the eleven countries that comprise the European Monetary Union.

With more than $50 billion in assets under management, Aeltus Investment Management, Inc., investment adviser to the Aetna Series Funds, continues to rank among the largest of investment management firms. This kind of size and market presence is important to you as an investor as it gives us the ability to continue to bring you competitive product offerings as well as quality customer service.

We appreciate the continued confidence you have placed in us and look forward to an ongoing and mutually prosperous relationship.

Sincerely,


/s/ J. Scott Fox
----------------
J. Scott Fox
President
Aetna Series Fund, Inc.

AETNA BOND FUND
Growth of $10,000

[PLOT POINTS FOR MOUNTAIN CHART]

                 Aetna Bond Fund          Lehman Brothers
Bond                (Class I)          Aggregate Bond Index
Jan. 92               10000                   10000
                       9900                    9872
                      10290                   10271
                      10860                   10712
Dec. 92               10670                   10741
                      11160                   11185
                      11470                   11481
                      11771                   11781
Dec. 93               11820                   11788
                      11530                   11450
                      11333                   11332
                      11428                   11401
Dec. 94               11432                   11444
                      11921                   12021
                      12610                   12753
                      12827                   13003
Dec. 95               13379                   13557
                      13171                   13317
                      13225                   13393
                      13463                   13641
Oct. 96               13696                   13944
                      13888                   14091
                      13985                   14182
                      14612                   14877
Oct. 97               14751                   15183
                      15069                   15604
                      15261                   15725
                      15569                   16043
Oct. 98               15890                   16598
                      16319                   16862
Apr. 99               16181                   16712

[END PLOT POINTS]



----------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
            1 Year  5 Years   Inception
----------------------------------------
Class I     6.04%    7.32%      6.80%
----------------------------------------
Class A:
 POP (1)    0.77%    5.65%      5.39%
 NAV (2)    5.80%    6.69%      6.10%
----------------------------------------
Class B:
w/CDSC (3)  0.05%    5.95%      5.74%
NAV         5.05%    6.26%      5.74%
----------------------------------------
Class C:
w/CDSC (4)  3.96%    6.25%      5.73%
NAV         4.96%    6.25%      5.73%
----------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                 AETNA BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Bond Fund Class I shares generated a 1.84% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 0.69% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The past six months have been marked by calming fears of deflation and global instability and a return to the blissful investment environment that has existed for much of the past several years. The economic environment continues to be one of strong domestic growth combined with tame inflation. We have seen a reversal of much of the market movement of the third quarter of last year, including rising U.S. Treasury yields and declining risk premiums. For the six month period, interest rates have risen 80 basis points for U.S. Treasuries with maturities of two to four years.


                                                      See Definition of Terms. 3

Whereas it paid to be in low risk sectors (i.e., U.S. Treasuries) in the third quarter of 1998, the market has handsomely rewarded those who have ventured into the higher risk asset classes (i.e., high yield and emerging markets) since then. Of the major asset classes, U.S. Treasuries are the only asset class with negative returns the past six months, as measured by Lehman Brothers Indices. Investment grade corporates, mortgage-backed securities and asset-backed securities all had modest positive returns in the 1.50% to 2.50% range, while the high yield sector returned 8.25% and emerging markets 17.38%.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund took advantage of this environment by temporarily increasing high yield exposure, capturing the excess returns and bringing high yield exposure back to a more normal weighting. We have continued to keep emerging markets exposure to a minimum due to the volatility in the sector.

Other reasons for the outperformance were the overweighting of other spread sectors (non-U.S. Treasury sectors), such as investment grade corporate bonds and commercial mortgage-backed securities, which enjoyed healthy outperformance versus U.S. Treasuries. We maintained an underweight position in U.S. Treasuries throughout this period.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Absent any action by the Federal Reserve to raise or lower rates, we expect rates for U.S. Treasuries to have low volatility. With strong domestic growth, weak foreign growth, high productivity gains and low inflation, the Federal Reserve has no reason to change policy at this time. However, we would foresee increasing interest rates should there be a pickup in foreign demand and increases in inflation pressures.

In the spread sectors, we see prices much more at equilibrium levels than was the case six months ago. Therefore, we do not see a compelling reason to venture too far from benchmarks. We expect lower volatility in spreads of corporate bonds absent a correction in the equity markets. Normally, lower volatility of interest rates favors mortgage-backed securities, however, currently much of this lower volatility is already priced into the market. For these reasons, we expect to maintain a fairly low risk position in the Fund.

----------------------------------------
QUALITY RATINGS
----------------------------------------
AAA                               38.4%
AA                                18.4%
A                                 26.1%
BBB                                8.7%
BB                                 3.1%
B                                  3.7%
N/R*                               1.6%


-----------------------------------------
MATURITY DISTRIBUTION
-----------------------------------------
 0 - 1 years                      11.8%
 1 - 5 years                      41.6%
 5 - 10 years                     33.5%
10 - 20 years                      8.1%
20 + years                         5.0%


*The Not Rated indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


4 See Definition of Terms.

AETNA GOVERNMENT FUND
Growth of $10,000


[PLOT POINTS FOR MOUNTAIN CHART]

                                         Lehman Brothers            Lehman Brothers
                Aetna Government      Intermediate Government          Government
Government       Fund (Class I)            Bond Index**                Bond Index
Jan. 94               10000                   10000                      10000
                       9790                    9815                       9699
                       9739                    9760                       9588
                       9784                    9835                       9629
Dec. 94                9811                    9825                       9662
                      10254                   10234                      10118
                      10779                   10712                      10745
                      10932                   10878                      10935
Dec. 95               11380                   11241                      11435
                      11173                   11165                      11176
                      11196                   11240                      11230
                      11382                   11433                      11419
Oct. 96               11583                   11621                      11670
                      11677                   11743                      11764
                      11737                   11827                      11824
                      12310                   12243                      12403
Oct. 97               12554                   12472                      12680
                      12894                   12766                      13071
                      12959                   12852                      13131
                      13205                   13077                      13437
Oct. 98               13625                   13658                      14110
                      13787                   13730                      14229
Apr. 99               13721                   13668                      13977

[END PLOT POINTS]



----------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
            1 Year   5 Year  Inception
----------------------------------------
Class I     5.88%    7.14%      6.13%
----------------------------------------
Class A:
 POP (1)    0.53%    5.43%      4.50%
 NAV (2)    5.54%    6.47%      5.46%
--------------------         -----------
Class B:
w/CDSC (3)  -0.23%   5.75%      4.91%
NAV         4.77%    6.06%      5.06%
--------------------         -----------
Class C:
            3.77%    6.06%      5.06%
w/CDSC (4)
NAV         4.77%    6.06%      5.06%
----------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

**The Aetna Government Fund has changed its benchmark from the Lehman Brothers Government Bond Index to the Lehman Brothers Intermediate Government Index due to the fact that the Fund invests in more intermediate-term bonds versus long-term bonds.

                             AETNA GOVERNMENT FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Government Fund Class I shares generated a 0.70% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Lehman Brothers Intermediate Government Bond Index(b), returned 0.08% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The U.S. economy experienced strong growth in the fourth quarter of 1998 and the first quarter of 1999. The evident health of the U.S. economy, coupled with stabilization in some of the crisis economies in Latin America and Asia, improved market liquidity and investors' appetite for bonds other than U.S. Treasuries.


                                                      See Definition of Terms. 5

Partially in response to the strong economy, domestic interest rates rose and market volatility declined. The rise in interest rates (which helped diminish pre-payment fears) had a favorable impact on the mortgage pass-through sector of the bond market. This sector outperformed comparable duration U.S. Treasuries by 1.44%. Because the Lehman Brothers Intermediate Government Bond Index does not include mortgage pass-throughs (although many other government mutual funds do) the strong performance of this sector contributed significantly to the Fund's positive performance relative to its benchmark for the period.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The Fund's holdings of U.S. government agency securities also outperformed U.S. Treasuries during the period. The agency sector of the bond market outperformed comparable duration U.S. Treasuries by 0.64% during the last six months. Agencies benefited from the improved outlook for the global economy, better market liquidity and investors' restored belief in the health of the U.S. financial system.

Both the Fund's average duration and its allocation to Agencies, mortgage pass-throughs and U.S. Treasuries are based on fundamental economic analysis and on internal computer models designed to identify favorable market trends and the richness/cheapness of individual securities.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The future course of U.S. interest rates will be heavily influenced by the rate at which the Japanese and European economies recover. The Federal Reserve has been willing to accommodate strong growth in the U.S. economy largely because of the strong downward pressures on inflation arising from very weak economic growth abroad. Stronger economic growth overseas would reverse many of these favorable downward forces on inflation. Faced with stronger global growth, the Federal Reserve could only forestall implementing tighter monetary policy if the U.S. economy simultaneously slows. Recent data from the housing and business investment sectors hint that the U.S. economy may be decelerating. However, domestic consumption will continue to be the key to U.S. economic growth. Domestic demand, at least for now, appears to be well supported by a strong job market and the wealth effect of prior stock market gains.

Improving global growth and declining market volatility should continue to support performance in the mortgage pass-through and agency sectors. The yield offered by these sectors relative to U.S. Treasury yields remains favorable on a long-term historical basis.

------------------------------------------
QUALITY RATINGS
------------------------------------------
AAA                               90.0%
N/R*                              10.0%


------------------------------------------
MATURITY DISTRIBUTION
------------------------------------------
 0 - 1 years                       4.6%
 1 - 5 years                      30.5%
 5 - 10 years                     37.4%
10 - 20 years                     17.7%
20 + years                         9.8%


*The Not Rated indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


6 See Definition of Terms.

AETNA HIGH YIELD FUND
Growth of $10,000


[PLOT POINTS FOR MOUNTAIN CHART]

                 Aetna High Yield          Merrill Lynch High Yield
High Yield        Fund (Class I)                Aggregate Index
Feb. 98               10000                          10000
                      10304                          10176
                      10551                          10356
Oct. 98                9350                           9766
                      10086                          10315
Apr. 99               10401                          10486

[END PLOT POINTS]





----------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
                1 Year       Inception
----------------------------------------
Class I         0.95%         3.23%
----------------------------------------
Class A:
 POP (1)        -4.06%        -0.98%
 NAV (2)        0.73%         2.99%
----------------------------------------
Class B:
 w/CDSC (3)     -5.11%        -1.12%
NAV             -0.17%        2.11%
----------------------------------------
Class C:
 w/CDSC (4)     -1.01%        1.42%
NAV             -0.07%        2.19%
----------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/02/98), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                              AETNA HIGH YIELD FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna High Yield Fund Class I shares generated a 11.25% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, Merrill Lynch High Yield Aggregate Trust(c), returned 7.37% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The high yield market recovered from its 1998 underperformance to outperform both the investment grade corporate and treasury markets over the last six months. Historically attractive spread levels drew new money to the high yield asset class. This combined with moderate new issuance resulted in favorable supply/demand technicals and higher returns.


                                                      See Definition of Terms. 7

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The recovery in the telecommunications sector, particularly the deferred coupon portion, contributed to the outperformance of the Fund versus the Merrill Lynch High Yield Aggregate Trust. Metronet Communications, a Canadian telecom issuer, announced a merger with AT&T Corp. Canada, which resulted in significant outperformance by this holding. Overweighting in the gaming sector also contributed to outperformance, as strong financial results and consolidation in this sector boosted returns. Underweighting in the cyclical commodity and energy sectors offset some of the Fund's outperformance, as the expected recovery in paper and steel prices and the realized recovery in oil prices resulted in strong performance in these sectors. We have remained cautious on the commodity sectors until evidence of a sustained recovery becomes more evident.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We continue to believe that the high yield market is attractive in an environment of economic strengthening and moderate long-term default rates. We believe that demand for yield and lower volatility in the markets will benefit some of the smaller, less liquid issues which have not participated in the recovery to date.

Currently, we maintain our overweighting in the media/telecom sectors as we see the growth in data and internet applications continuing at an accelerating pace.
  We have begun to gradually add selected cyclical names to the portfolio as evidence of strengthening demand warrants. We continue to view this as a good environment to utilize a strong credit research effort to buy mispriced and undervalued securities.

High yielding fixed income securities are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed income securities.

-------------------------------------------
QUALITY RATINGS
-------------------------------------------
BB                               11.0%
B                                62.3%
CCC                              14.4%
N/R*                             12.3%


-------------------------------------------
MATURITY DISTRIBUTION
-------------------------------------------
 0 - 1 years                      2.2%
 1 - 5 years                      4.0%
 5 - 10 years                    85.5%
10 - 20 years                     8.3%


*The Not Rated indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


8 See Definition of Terms.

AETNA MONEY MARKET FUND
Growth of $10,000


[PLOT POINTS FOR MOUNTAIN CHART]

              Aetna Money Market Fund        IBC's Money Fund Average/
Bond                (Class I)                    All Taxable Index
Jan. 92               10000                            10000
                      10104                            10096
                      10210                            10184
                      10308                            10263
Dec. 92               10404                            10334
                      10488                            10404
                      10572                            10472
                      10656                            10541
Dec. 93               10744                            10611
                      10834                            10684
                      10934                            10773
                      11057                            10878
Dec. 94               11205                            11003
                      11365                            11148
                      11536                            11299
                      11706                            11446
Dec. 95               11875                            11592
                      12031                            11731
                      12187                            11869
                      12347                            12009
Oct. 96               12402                            12056
                      12574                            12200
                      12731                            12346
                      12905                            12498
Oct. 97               13083                            12653
                      13259                            12811
                      13426                            12969
                      13608                            13128
Oct. 98               13783                            13287
                      13951                            13434
Apr. 99               14119                            13578

[END PLOT POINTS]


----------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 1999*
----------------------------------------
            1 Year  5 Years    Inception
----------------------------------------
Class I      5.12%    5.38%      4.82%
----------------------------------------
Class A      5.12%    5.38%      4.82%
----------------------------------------
Class B:
w/CDSC (3)  -0.93%    3.98%      3.78%
NAV          4.07%    4.32%      3.78%
----------------------------------------
Class C      5.12%    5.38%      4.82%
----------------------------------------


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA MONEY MARKET FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Money Market Fund Class I shares generated a 2.40% total return, net of fund expenses, for the six month period ended April 30, 1999. The benchmark, IBC's Money Fund Average/All Taxable Index(d), returned 2.20% for the same period. As of April 30, 1999, the Fund reported a 7-day yield of 4.55% with an average weighted maturity of 65 days.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

Overseas developments dominated the financial markets during late 1998 and early 1999. Investors remained concerned about the spread of economic contagion from Asia to Latin American and potentially to the United States. Capital market conditions improved during that period in response to three interest rate cuts by the Federal Reserve and similar cuts by major central banks around the world. Market liquidity remained below pre-crisis levels and credit risk premiums remained high as investors sought the safety of U.S. Treasury and high-quality short-term securities.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

The market dislocations and supply/demand imbalances which occurred during the period allowed the Fund to opportunistically shift sector weights to add value. The market instability of late 1998 and heavy corporate issuance in early


                                                      See Definition of Terms. 9

1999 caused yield spreads to widen and we took advantage of this by increasing the allocation to medium-term notes and commercial paper. Asset-backed exposure was reduced as issuance declined and yield spreads compressed. We added a modest position in Tier 2* securities to take advantage of higher yields as strong domestic economic fundamentals remained supportive of corporate credit quality.

WHAT IS YOUR OUTLOOK GOING FORWARD?

In the near-term, we expect the Federal Reserve to keep monetary policy unchanged. However, we remain vigilant as we look forward. Monetary policy will likely be influenced not only by domestic economic activity, but by global economic developments as well. The Federal Reserve has been willing to accommodate strong domestic growth due to strong downward pressure on inflation resulting from weak overseas economies. Should Asian, European or Latin economies experience a stronger or faster than expected rebound in 1999, those disinflationary forces may diminish and the Federal Reserve may reconsider its patient accommodation of strong domestic growth. While unlikely in the near-term, the risks of such a policy shift may increase later in 1999.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------------------------------------------
QUALITY RATINGS*
------------------------------------------
Tier 1                            98.4%
Tier 2                             1.6%


------------------------------------------
MATURITY DISTRIBUTION
------------------------------------------
  1 - 30 days                     40.0%
 31 - 60 days                     12.7%
 61 - 90 days                     14.1%
 91 - 120 days                     1.6%
121 - 180 days                     3.1%
181 - 397 days                    28.5%


*Tier 1 securities are, or are comparable to, securities which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1.

The opinions expressed reflect those of the portfolio manager only through April 30, 1999. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.


10 See Definition of Terms.

DEFINITION OF TERMS


(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 4.75%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The Lehman Brothers Intermediate Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or agency, quasi-federal corporations, or corporate debt guaranteed by the U.S. government with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(c) The Merrill Lynch High Yield Aggregate Index is an unmanaged index of secured and subordinated debt securities rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e. BBB or Baa) but not in default.

(d) The IBC's Money Fund Average/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by IBC/Donaghue, Inc.

These are unmanaged indices and are not available for individual investment.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
BOND
--------------------------------------------------------------------------------

                                          PRINCIPAL             MARKET
                                           AMOUNT                VALUE
                                        ---------------     --------------
LONG-TERM BONDS AND NOTES ( 92.6% )
CORPORATE BONDS ( 56.9% )
ELECTRIC AND TELEPHONE BONDS ( 7.3% )
Comcast Cellular Holdings, Inc.,
 9.50%,05/01/07 * ....................   $   500,000         $   571,250
ITC Deltacom, Inc.,9.75%,11/15/08 ....       200,000             214,000
Nextlink Communications Inc.,
 10.75%,11/15/08 ++ ..................       500,000             532,500
Qwest Communications International,
 7.50%,11/01/08 # ....................       500,000             522,500
WorldCom, Inc.,6.25%,08/15/03 * ......     1,500,000           1,510,650
                                                            --------------
                                                               3,350,900
                                                            --------------
FINANCIAL BONDS ( 22.8% )
American Express Credit Corp.,
 8.50%,06/15/99 ......................     1,000,000           1,003,480
Associates Corp. N.A.,5.75%,11/01/03 .       850,000             842,580
Associates Corp. N.A.,8.55%,07/15/09 .     1,000,000           1,156,330
Bombardier Capital Inc.,6.00%,01/15/02       500,000             496,900
Chase Manhattan Corp.,9.38%,07/01/01 .     1,500,000           1,608,645
Commercial Credit Co.,8.70%,06/15/09 .     1,000,000           1,166,750
EOP Operating L.P.,6.38%,02/15/03 ....       250,000             247,620
First Empire Capital Trust
 II,8.28%,06/01/27....................       350,000             361,305
Ford Motor Credit Co.,5.13%,10/15/01 .     1,000,000             985,600
General Motors Acceptance Corp.,
 5.33%,10/20/00 ......................     1,500,000           1,494,090
Heller Financial, Inc.,6.35%,08/15/99
 ++...................................       500,000             500,920
Merrill Lynch & Co.,
 Inc.,6.00%,02/17/09..................       700,000             674,996
                                                            --------------
                                                              10,539,216
                                                            --------------
FOREIGN AND SUPRANATIONALS ( 13.0% )
Bayerische Landesbank,6.25%,03/15/00 .       500,000             503,700
British Columbia Corp.,5.38%,10/29/08      2,000,000           1,900,260
Chile (Republic of),6.88%,04/28/09 ...       270,000             267,553
Inter-American Development Bank,
 12.25%,12/15/08 .....................       500,000             727,320
KFW International
 Finance,8.85%,06/15/99...............       500,000             502,030
Sprint Capital Corp.,6.13%,11/15/28 ..       600,000             581,064
Tyco International Group
 SA,6.13%,06/15/01 * .................     1,500,000           1,509,075
                                                            --------------
                                                               5,991,002
                                                            --------------
OTHER PUBLIC CORPORATE BONDS ( 13.8% )
Conoco Inc.,5.90%,04/15/04 ...........       680,000             676,600
Continental Airlines,
 Inc.,8.00%,12/15/05..................       250,000             246,250
Enron Oil & Gas Corp.,6.50%,12/01/07 .       500,000             496,730
Ford Motor Credit Co.,5.49%,02/15/28 .       500,000             480,360
Ford Motor Credit Co.,6.38%,02/01/29 .       400,000             369,924
International Home
 Foods,10.38%,11/01/06................       500,000             540,000
Motorola, Inc.,5.80%,10/15/08 ........     1,000,000             976,510
Procter & Gamble Co.,5.25%,09/15/03 ..     1,200,000           1,176,960
Safeway, Inc.,5.75%,11/15/00 .........       500,000             500,040
Scotts Co. (The),8.63%,01/15/09 ......       300,000             310,500
Time Warner, Inc.,9.13%,01/15/13 .....       500,000             608,830
                                                               6,382,704
                                                            --------------
TOTAL CORPORATE BONDS (COST $25,950,374)                      26,263,822
                                                            --------------


                                          PRINCIPAL               MARKET
                                           AMOUNT                 VALUE
                                        ---------------     --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ( 11.7% )
AGENCY MORTGAGE-BACKED SECURITIES ( 11.7% )
Federal National Mortgage Association,
 6.50%,06/01/29 # ....................    $2,000,000       $   1,984,680
Federal National Mortgage Association,
 7.50%,10/01/28 - 11/01/28 ...........       676,486             695,942
Government National Mortgage
 Association,
 7.00%,04/15/26 ......................       692,070             703,699
Government National Mortgage
 Association,
 7.50%,12/15/22 - 10/15/26 ...........     1,873,665           1,934,517
Government National Mortgage
 Association,
 9.50%,07/15/18 ......................        58,324              62,924
                                                            --------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (COST $5,355,772)                                  5,381,762
                                                            --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS ( 24.0% )
ASSET-BACKED SECURITIES ( 0.5% )
First Security Auto Grantor Trust,
 6.10%,04/15/03 ......................       207,079             207,945
                                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS ( 14.2% )
Commercial Mortgage Acceptance Corp.,
 5.80%,03/15/06 ......................     1,928,569           1,891,878
General Motors Acceptance Corp.,
 6.42%,05/15/35 ......................     1,500,000           1,499,273
Marine Midland 1992-1,8.00%,04/25/23 .       533,638             533,638
Private Export Funding
 Corp.,5.48%,09/15/03.................       900,000             897,030
Prudential Home
 Mortgage,7.00%,12/25/07..............       613,882             613,115
Prudential Home
 Mortgage,7.50%,06/25/07..............       424,020             427,332
Small Business Administration 92-20K,
 7.55%,11/01/12 ......................       664,806             689,321
                                                            --------------
                                                               6,551,587
                                                            --------------
U.S. TREASURY OBLIGATIONS ( 9.3% )
U.S. Treasury Note,4.75%,
 02/15/04 - 11/15/08..................     3,350,000           3,258,878
U.S. Treasury Note,5.25%,02/15/29 ....       300,000             281,625
U.S. Treasury Note,5.50%,08/15/28 ....       800,000             762,376
                                                            --------------
                                                               4,302,879
                                                            --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST
 $11,198,062)                                                 11,062,411
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES (COST $42,504,208)            42,707,995
                                                            --------------
SHORT-TERM INVESTMENTS ( 10.0% )
AT&T Capital Corp.,6.52%,05/14/99 ....     1,350,000           1,350,487
Federal Home Loan Bank,4.80%,05/03/99      1,779,000           1,779,000
TRW, Inc.,5.15%,05/05/99 ++ ..........     1,500,000           1,499,571
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,629,058)                 4,629,058
                                                            --------------
TOTAL INVESTMENTS (COST $47,133,266)(A)                       47,337,053
OTHER ASSETS LESS LIABILITIES                                 (1,209,464)
                                                            --------------
TOTAL NET ASSETS                                             $46,127,589
                                                            ==============


12 See Notes to Portfolio of Investments.

 -------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains.............................             $ 624,039
Unrealized losses............................              (420,252)
                                                          ----------
 Net unrealized gain.........................             $ 203,787
                                                          ==========


* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 1999.
++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
#  When-issued or delayed delivery security.

Information concerning restricted securities at April 30, 1999 is shown below:

                                        ACQUISITION
                                            DATE                  COST
                                    --------------------  ---------------------
Heller Financial, Inc. ...........        08/15/97             $  500,060
Nextlink Communications Inc. .....        11/04/98                500,000
TRW, Inc. ........................        04/06/99              1,499,571
                                                               ----------
                                                               $2,499,631
                                                               ==========


The market value of the total restricted securities above represent 5.49% of the total net assets.

Category percentages are based on net assets.

                                          See  Notes to Financial Statements. 13

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------


                                          PRINCIPAL             MARKET
                                           AMOUNT                VALUE
                                        ---------------     --------------
LONG-TERM BONDS AND NOTES ( 94.5% )
FOREIGN AND SUPRANATIONALS ( 3.1% )
Inter-American Development Bank,
 12.25%,12/15/08 .....................   $   300,000           $ 436,392
                                                               ---------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ( 54.8% )
Federal Home Loan Mortgage
 Association,
 11.50%,02/01/16 .....................       197,829             217,770
Federal Home Loan Mortgage Corp.,
 9.50%,07/01/20 ......................       100,301             106,695
Federal Home Loan Mortgage Corp.,
 10.50%,07/01/20 .....................       339,527             372,811
Federal Home Loan Mortgage Corp. -
 Gold,
 9.50%,12/01/22 ......................       204,787             220,463
Federal National Mortgage Association,
 6.50%,06/01/29 # ....................     1,900,000           1,885,446
Federal National Mortgage Association,
 9.50%,02/01/17 ......................       368,976             396,904
Federal National Mortgage Association,
 10.00%,06/01/20 - 10/01/20 ..........       769,965             833,812
Federal National Mortgage Corp.,
 10.50%,04/01/19 .....................        78,982              85,694
Government National Mortgage
 Association,
 6.50%,04/15/26 * ....................       608,162             605,458
Government National Mortgage
 Association,
 7.00%,12/15/23 ......................       391,712             398,294
Government National Mortgage
 Association,
 7.00%,04/15/26 * ....................       816,222             829,937
Government National Mortgage
 Association,
 7.00%,07/06/26 # ....................       720,000             730,577
Government National Mortgage
 Association,
 9.00%,05/15/16 - 07/15/16 ...........       592,305             632,877
Government National Mortgage
 Association,
 9.50%,11/15/21 ......................       147,327             158,948
Government National Mortgage
 Association - II,9.50%,09/20/19 .....       156,011             166,757
                                                               -----------
                                                               7,642,440
                                                               -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS ( 16.8% )
Federal National Mortgage Association,
 5.13%,02/13/04 ......................       600,000             586,500
Private Export Funding Corp.,
 5.48%,09/15/03 ......................       450,000             448,515
Small Business Administration 91-20K,
 8.25%,11/01/11 ......................       592,734             627,041
Small Business Administration 92-20K,
 7.55%,11/01/12 ......................       664,806             689,321
                                                               -----------
                                                               2,351,377
                                                               -----------
U.S. TREASURY OBLIGATIONS ( 19.8% )
Treasury Inflation
 Indexed,3.63%,04/15/28 * ............     1,000,000             973,797
U.S. Treasury Bond,6.63%,02/15/27 ....       100,000             109,984




                                          PRINCIPAL            MARKET
                                           AMOUNT               VALUE
                                        ---------------     --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. Treasury Note,8.13%,08/15/19 ....   $   225,000         $   282,868
U.S. Treasury Note,8.75%,05/15/17 * ..       850,000           1,114,562
U.S. Treasury Strip,Zero
 Coupon,08/15/05 * ...................       400,000             285,232
                                                             ------------
                                                               2,766,443
                                                             ------------
TOTAL LONG-TERM BONDS AND NOTES (COST $13,198,087)            13,196,652
                                                             ------------
SHORT-TERM INVESTMENTS ( 23.0% )
Federal Home Loan Bank,4.80%,05/03/99      3,107,000           3,107,000
U.S. Treasury Bill,4.43%,08/19/99 @ ..       100,000              98,659
                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,205,671)                 3,205,659
                                                             ------------
TOTAL INVESTMENTS (COST $16,403,758)(A)                       16,402,311
OTHER ASSETS LESS LIABILITIES                                 (2,442,184)
                                                             ------------
TOTAL NET ASSETS                                             $13,960,127
                                                             ============


NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes is identical.
Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:
Unrealized gains.............................             $ 122,321
Unrealized losses............................              (123,768)
                                                          ----------
 Net unrealized loss.........................             $  (1,447)
                                                          ==========


                     NO. OF      INITIAL     EXPIRATION   UNREALIZED
                   CONTRACTS      VALUE        DATE      GAIN/(LOSS)
                   ---------  ------------  ----------  -------------
 SHORT CONTRACTS
-----------------
U.S. Teasury Note     10      $ (1,115,469)   Jun 99    $     4,013
                              ============              ===========


# When-issued or delayed delivery security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 1999.
@ Security pledged to cover initial margin requirements on open futures contracts at April 30, 1999.

Category percentages are based on net assets.

14 See Notes to Financial Statements.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
HIGH YIELD
--------------------------------------------------------------------------------


                                             NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
COMMON STOCKS (0.1%)
American Banknote Corp. Warrants .........     225,000       $        22
KMC Telcom Holdings, Inc. Warrants .......     300,000             3,000
Park N' View, Inc. Warrants ..............     150,000             1,500
                                                             -------------
TOTAL COMMON STOCKS (COST $0)                                      4,522
                                                             -------------
PREFERRED STOCKS (5.3%)
Benedek Communications Corp. .............     150,000           111,750
Cluett American Corp. ++ .................          92             8,096
Cumulus Media, Inc. + ....................          81            91,935
Global Crossing Holdings Ltd. + ..........       1,200           138,600
Rural Cellular Corp. ++ ..................     162,000           165,240
                                                             -------------
TOTAL PREFERRED STOCKS (COST $517,444)                           515,621
                                                             -------------
                                             PRINCIPAL
                                              AMOUNT
                                            ------------
LONG-TERM BONDS AND NOTES (91.2%)
CORPORATE BONDS (90.7%)
Adelphia Communications,7.75%,01/15/09 ++    $ 100,000            99,000
Adelphia Communications,8.13%,07/15/03 ...     100,000           101,500
Allegiance Telecom, Inc.,Zero
 Coupon,02/15/08..........................     150,000           100,875
America Skiing Co.,12.00%,07/15/06 .......     100,000            92,000
Biovail Corp.,10.88%,11/15/05 ............     150,000           154,500
Borden Chemicals and
 Plastics,9.50%,05/01/05..................      50,000            49,500
Bresnan Communications,Zero
 Coupon,02/01/09..........................     150,000           103,500
California Steel Industries,8.50%,04/01/09
 ++.......................................      50,000            51,125
Centennial Cellular Corp.,10.75%,12/15/08
 ++.......................................     100,000           108,500
Clearnet Communications,Zero Coupon,
 12/15/05 - 05/01/09 .....................     350,000           295,500
Coast Hotels & Casinos,9.50%,04/01/09 ++ .     150,000           152,625
Condor Systems Inc.,11.88%,05/01/09 ++ ...     100,000            99,500
Covad Communications Group Inc.,
 12.50%,02/15/09 ++ ......................      50,000            50,750
Crown Castle International Corp.,Zero
 Coupon,
 11/15/07 ................................     500,000           360,000
CSC Holdings Inc.,7.63%,07/15/18 .........     125,000           125,938
Dimac Corp.,12.50%,10/01/08 + ............     150,000           120,000
Echostar DBS Corp.,9.25%,02/01/06 ++ .....     200,000           207,000
ESAT Telecom Group Plc,11.88%,12/01/08 ++      200,000           216,000
Esprit Telecom Group Plc,10.88%,06/15/08 .     200,000           215,500
Fairchild Semiconductor
 Inc.,10.38%,10/01/07.....................     100,000           102,000
Fruit of The Loom, Inc.,8.88%,04/15/06 ++      100,000            98,000
Garden State Newspapers,8.63%,07/01/11 ++      150,000           152,250
Great Lakes Dredge & Dock,11.25%,08/15/08       50,000            52,500
Hermes Euro Rail Corp.,11.50%,08/15/07 ...     125,000           136,250
Hyperion Telecom Corp.,12.25%,09/01/04 ...     100,000           108,500
Iridium LLC/Capital Corp.,11.25%,07/15/05
 +........................................     100,000            28,000
ITC Deltacom, Inc.,9.75%,11/15/08 ........     150,000           160,500
Jordan Telecom Products,Zero
 Coupon,08/01/07..........................      75,000            63,750
Jupiters Ltd.,8.50%,03/01/06 ++ ..........     125,000           126,875
KMC Telcom Holdings, Inc.,Zero Coupon,
 02/15/08 ................................     300,000           174,000

                                             PRINCIPAL          MARKET
                                              AMOUNT             VALUE
                                          ---------------     ------------
CORPORATE BONDS (CONTINUED)
Majestic Star Casino LLC,12.75%,05/15/03 .   $ 250,000         $ 280,000
McLeodUSA, Inc.,9.50%,11/01/08 ...........     100,000           107,750
Metromedia International Group, Inc.,
 10.00%,11/15/08 .........................     200,000           215,000
Metronet Communications,Zero
 Coupon,11/01/07..........................     350,000           286,125
Microcell Telecommunications,Zero Coupon,
 06/01/06 ................................     150,000           126,750
Mohegan Tribal Gaming,8.13%,01/01/06 .....     200,000           204,000
National Wine & Spirits,10.13%,01/15/09 ++     125,000           130,000
Neenah Corp.,11.13%,05/01/07 .............     100,000           101,000
Nextel Partners Inc.,Zero Coupon,02/01/09
 ++.......................................     200,000           126,500
Nextlink Communications
 Inc.,10.75%,11/15/08 ++ .................     150,000           159,750
NTLI, Inc.,Zero Coupon,10/01/08 ++ .......     125,000            88,125
NTLI, Inc.,11.50%,10/01/08 ++ ............     200,000           225,000
Ono Finance Plc,13.00%,05/01/09 ++ .......     100,000           102,000
Optel, Inc.,11.50%,07/01/08 ..............     150,000           139,500
Panolam Industries International Inc.,
 11.50%,02/15/09 ++ ......................     100,000           105,000
Park N' View, Inc.,13.00%,05/15/08 + .....     150,000            72,000
Penhall Acquisition Corp.,12.00%,08/01/06       75,000            75,750
Price Communications Wireless Inc.,
 11.75%,07/15/07 .........................     200,000           225,000
PSINET, Inc.,11.50%,11/01/08 .............     175,000           194,687
Qwest Communications International,
 7.25%,11/01/08 ++ .......................     200,000           206,338
R&B Falcon Corp.,9.50%,12/15/08 ++ .......      50,000            47,500
Radio Unica Corp.,Zero Coupon,08/01/06 ...      75,000            42,375
Rhythms NetConnections Inc.,Zero Coupon,
 05/15/08 ................................     100,000            56,500
Rogers Cantel, Inc.,9.38%,06/01/08 .......      40,000            44,000
SBA Communications Corp.,Zero Coupon,
 03/01/08 ................................     500,000           325,000
Scotts Co. (The),8.63%,01/15/09 ..........      75,000            77,625
Sun International Hotels,9.00%,03/15/07 ..     100,000           105,250
Telecommunication Techniques Co.,
 9.75%,05/15/08 ..........................     100,000           101,000
Telewest Plc,Zero Coupon,04/15/09 ++ .....     100,000            67,750
Telewest Plc,11.00%,10/01/07 .............     100,000            89,250
Teligent, Inc.,Zero Coupon,03/01/08 ......     175,000           101,500
Tembec Industries Inc.,8.63%,06/30/09 ....      75,000            77,719
TV Guide Inc.,8.13%,03/01/09 .............      75,000            76,500
Verio, Inc.,10.38%,04/01/05 ..............     250,000           267,500
Verio, Inc.,11.25%,12/01/08 ++ ...........     150,000           167,250
VIASystems, Inc.,9.75%,06/01/07 ..........     100,000            93,000
Winstar Communications,
 Inc.,10.00%,03/15/08.....................      75,000            65,250
                                                              -----------
                                                               8,881,182
                                                              -----------
FOREIGN OBLIGATIONS (0.5%)
NTLI, Inc.,Zero Coupon,04/15/09 ..........      50,000            48,907
                                                              -----------
TOTAL LONG-TERM BONDS AND NOTES (COST $8,809,533)              8,930,089
                                                              -----------


                                       See Notes to Portfolio of Investments. 15

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
HIGH YIELD (CONTINUED)
--------------------------------------------------------------------------------

                                             PRINCIPAL          MARKET
                                              AMOUNT             VALUE
                                          ---------------     ------------
                                               -------        -----------
SHORT-TERM INVESTMENTS (1.2%)
Federal Home Loan Bank,4.80%,05/03/99 ....   $ 121,000        $  121,000
                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $121,000)                     121,000
                                                              -----------
TOTAL INVESTMENTS (COST $9,447,977)(A)                         9,571,232
OTHER ASSETS LESS LIABILITIES                                    217,763
                                                              -----------
TOTAL NET ASSETS                                              $9,788,995
                                                              ===========



NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $9,454,119. Unrealized gains and losses, based on identified tax cost at April 30, 1999, are as follows:

Unrealized gains..............................                $ 422,398
Unrealized losses.............................                 (305,285)
                                                              -----------
 Net unrealized gain..........................                $ 117,113
                                                              ===========


++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
+  Non-income producing security.
+ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.

Information concerning restricted securities at April 30, 1999 is shown below:

                                             ACQUISITION
                                                DATE                COST
                                          -----------------  ------------------
Adelphia Communications ................        01/29/99         $  101,474
California Steel Industries ............        03/30/99             50,000
Centennial Cellular Corp. ..............        12/09/98            100,000
Cluett American Corp. ..................        02/03/99              9,375
Coast Hotels & Casinos .................        03/18/99            150,000
Condor Systems Inc. ....................        04/22/99             98,502
Covad Communications Group Inc. ........        02/11/99             48,971
Dimac Corp. ............................        10/16/98            145,963
Echostar DBS Corp. .....................        01/15/99            200,000
ESAT Telecom Group Plc .................        11/20/98            200,000
Fruit of The Loom, Inc. ................        03/25/99             99,357
Garden State Newspapers ................        03/10/99            148,579
Iridium LLC/Capital Corp. ..............        02/02/98            102,138
Jupiters Ltd. ..........................        03/08/99            124,212
National Wine & Spirits ................        01/25/99            125,000
Nextel Partners Inc. ...................        01/22/99            105,409
Nextlink Communications Inc. ...........        11/04/98            150,000
NTLI, Inc. .............................        10/30/98             73,692
NTLI, Inc. .............................        10/26/98            200,000
Ono Finance Plc ........................        04/29/99            100,000
Panolam Industries International Inc. ..        02/18/99            100,000
Qwest Communications International .....        11/19/98            200,000
R&B Falcon Corp. .......................        04/27/99             47,003
                                                05/07/98-
Rural Cellular Corp. ...................        05/01/99            162,000
Telewest Plc ...........................        04/01/99             63,870
Verio, Inc. ............................        11/20/98            150,000
                                                                 ----------
                                                                 $3,055,545
                                                                 ==========


The market value of the total restricted securities above represent 31.75% of the total net assets.

Category percentages are based on net assets.

16 See Notes to Financial Statements.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
MONEY MARKET
--------------------------------------------------------------------------------


                                         PRINCIPAL
                                          AMOUNT               VALUE
                                       ---------------     ---------------
ASSET-BACKED SECURITIES ( 24.8% )
ABS Investor Trust Series 1997-E,
 5.41%,08/15/99 ++ ..................   $ 12,000,000        $ 12,000,000
Americredit Corp.,4.98%,03/12/00 ....      4,946,117           4,946,117
Bishops Gate Residential Mortgage
 Trust,
 5.76%,11/22/99 .....................      6,000,000           6,000,000
ContiMortgage Home Equity Loan Trust,
 5.51%,09/15/99 .....................      3,501,691           3,501,691
Copelco Capital
 Funding,5.02%,03/15/00..............      7,413,962           7,413,962
Distribution Finance Service,
 4.97%,03/15/00 .....................     17,649,945          17,649,945
DVI Business Trust
 1998,5.24%,12/13/99.................      9,241,909           9,241,909
First Security Auto Owner Trust,
 4.96%,03/15/00 .....................      5,391,434           5,391,434
First Security Auto Owner Trust,
 5.25%,11/15/99 .....................          1,480               1,480
Ford Credit Auto Owner Trust,
 5.09%,01/18/00 .....................     18,000,000          17,999,999
Green Tree Financial
 Corp.,4.95%,02/01/00................      5,900,266           5,900,266
Green Tree Recreational Equipment &
 Consumer Trust,5.55%,08/15/99 ......        222,154             222,154
Long Lane Master Trust,4.95%,04/28/00      7,500,000           7,127,719
MMCA Auto Owner Trust,5.07%,01/18/00       3,573,846           3,573,846
Newcourt Equipment Trust Securities,
 5.01%,11/20/99 .....................      9,204,316           9,204,276
Onyx Acceptance Owner Trust,
 5.26%,12/15/99 .....................      2,317,398           2,316,974
Provident Equipment Lease Trust,
 5.28%,10/25/99 .....................      4,309,805           4,309,805
                                                             -----------
TOTAL ASSET-BACKED SECURITIES                                116,801,577
                                                             -----------
CERTIFICATES OF DEPOSIT ( 1.2% )
Abbey National
 Treasury,5.58%,08/19/99 ++ .........      5,600,000           5,608,711
                                                             -----------
COMMERCIAL PAPER - DOMESTIC ( 26.1% )
American Honda Finance Corp.,
 4.80%,06/29/99 .....................      8,500,000           8,435,400
Associated Financial Series Co.,
 4.87%,05/06/99 .....................      3,499,000           3,497,580
Dakota Certificates - Standard Credit
 Card Master Trust 1,4.80%,06/22/99 .      4,000,000           3,973,333
Dakota Certificates - Standard Credit
 Card Master Trust 1,4.81%,07/27/99 .      4,000,000           3,954,572
Dakota Certificates - Standard Credit
 Card Master Trust 1,4.88%,06/08/99 .      5,800,000           5,771,696
Detroit Edison Co.,5.00%,05/03/99 ...      4,540,000           4,540,000
Finova Capital Corp.,5.00%,07/13/99 .      6,000,000           5,940,833
Frontier Corp.,4.88%,05/19/99 ++ ....      5,800,000           5,787,420
Frontier Corp.,4.91%,05/14/99 -
 06/14/99 ++ ........................      8,500,000           8,468,222
Heller Financial Inc.,7.88%,11/01/99       2,000,000           2,025,920
Jefferson Smurfit Finance Corp.,
 4.90%,06/08/99 .....................      3,000,000           2,985,300


                                         PRINCIPAL
                                          AMOUNT               VALUE
                                       ---------------     ---------------
COMMERCIAL PAPER - DOMESTIC (CONTINUED)
Peco Energy Co.,4.98%,05/03/99 ......   $ 16,500,000         $16,500,000
PHH Corp.,5.05%,05/03/99 ............      5,600,000           5,600,000
PHH Corp.,5.15%,05/03/99 ............      8,500,000           8,500,000
Sheffield Receivables Corp.,
 4.83%,05/17/99 ++ ..................      4,000,000           3,992,487
Torchmark Corp.,4.85%,05/20/99 ......      5,280,000           5,267,907
Torchmark Corp.,4.88%,06/30/99 ......      8,000,000           7,937,102
Zions Bancorporation,
 4.99%,06/11/99 - 06/29/99...........     20,000,000          19,864,855
                                                             -----------
TOTAL COMMERCIAL PAPER - DOMESTIC                            123,042,627
                                                             -----------
CORPORATE NOTES ( 19.2% )
Abbey National
 Treasury,5.54%,08/17/99.............     15,000,000          14,996,589
Banc One Corp.,4.88%,10/01/99 .......      4,000,000           3,999,553
BankBoston N.A.,5.14%,09/08/99 ......      5,000,000           5,000,000
FCC National Bank,5.55%,06/01/99 ....     18,000,000          17,999,013
First Allmerica Financial Life
 Insurance Co.,
 5.59%,09/17/99 + ...................     12,000,000          12,000,000
General Motors Acceptance Corp.,
 7.00%,03/01/00 .....................      1,520,000           1,542,718
GTE Corp.,4.95%,05/07/99 ............      1,100,000           1,099,395
International Lease Finance Corp.,
 6.13%,11/01/99 .....................      5,000,000           5,025,615
International Lease Finance Corp.,
 6.38%,01/18/00 .....................      5,000,000           5,038,370
PNC Bank N.A.,5.25%,08/03/99 ........     20,000,000          19,996,639
Textron Financial
 Corp.,5.68%,11/15/99................      4,000,000           4,000,000
                                                             ------------
TOTAL CORPORATE NOTES                                         90,697,892
                                                             ------------
MEDIUM-TERM NOTES ( 31.5% )
American Honda Finance Corp.,
 5.67%,05/07/99 .....................      6,000,000           6,000,000
Associates Corp. N.A.,6.13%,11/12/99       8,350,000           8,407,479
Chrysler Financial
 Corp.,7.89%,10/12/99................      3,000,000           3,036,757
CIT Group Holdings,
 Inc.,4.94%,02/24/00.................     11,900,000          11,894,293
CIT Group Holdings,
 Inc.,5.54%,01/14/00.................      5,000,000           4,997,319
Countrywide Home Loans, Inc.,
 5.46%,10/27/99 .....................      4,000,000           3,999,362
Countrywide Home Loans, Inc.,
 5.70%,08/13/99 .....................     17,000,000          16,997,805
Eaton Corp.,5.13%,04/17/00 ++ .......     18,000,000          18,000,000
Finova Capital Corp.,6.19%,10/20/99 .      4,125,000           4,141,770
Finova Capital Corp.,6.30%,11/01/99 .      1,500,000           1,506,370
Finova Capital Corp.,8.00%,02/01/00 .      3,200,000           3,253,104
Ford Motor Credit
 Corp.,7.45%,07/12/99................      2,500,000           2,511,350
General Motors Acceptance Corp.,
 7.50%,05/24/99 - 08/05/99 ..........      5,500,000           5,517,226
Heller Financial, Inc.,5.36%,07/06/99
 *...................................     21,000,000          20,998,255
Lehman Brothers Holdings Inc.,
 5.35%,01/14/00 .....................      9,150,000           9,151,311


                                       See Notes to Portfolio of Investments. 17

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 1999 (UNAUDITED)
MONEY MARKET (CONTINUED)
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT               VALUE
                                       ---------------     ---------------
MEDIUM-TERM NOTES (CONTINUED)
Lehman Brothers Holdings Inc.,
 5.37%,05/14/99 .....................   $  4,000,000        $  4,000,056
Lehman Brothers Holdings Inc.,
 6.15%,03/15/00 .....................      7,000,000           7,029,441
PHH Corp.,5.61%,02/22/00 ............      4,000,000           4,000,000
Sundstrand Corp.,5.77%,10/15/99 + ...      4,000,000           4,000,000
USL Capital Corp.,6.18%,11/08/99 ....      1,400,000           1,407,431
Wells Fargo & Co.,
 5.31%,03/31/00 - 04/03/00 ..........      8,000,000           7,997,222
                                                            ------------
TOTAL MEDIUM-TERM NOTES                                      148,846,551
                                                            ------------
TOTAL INVESTMENTS (COST $484,997,358)(A)                     484,997,358
                                                            ------------
OTHER ASSETS LESS LIABILITIES                                (13,314,548)
                                                            ------------
TOTAL NET ASSETS                                            $471,682,810
                                                            ============


NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains and losses as of April 30, 1999.


++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
+ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
* Segregated securities for purchases of delayed delivery or when-issued securities held at April 30, 1999.

Information concerning restricted securities at April 30, 1999 is shown below:

                                                  ACQUISITION
                                                      DATE           COST
                                                  ------------  ---------------
Abbey National Treasury ........................    08/17/98     $ 14,996,589
Abbey National Treasury ........................    08/19/98        5,608,711
ABS Investor Turst Series 1997-E ...............    08/21/97       12,000,000
Banc One Corp. .................................    09/15/98        3,999,553
Dakota Certificates - Standard Credit Card
Master Trust ...................................    04/22/99        3,954,572
Dakota Certificates - Standard Credit Card
Master Trust ...................................    04/22/99        3,973,333
Dakota Certificates - Standard Credit Card
Master Trust ...................................    02/25/99        5,771,696
Eaton Corp. ....................................    04/05/99       18,000,000
First Allmerica Financial Life Insurance Co. ...    09/17/98       12,000,000
Frontier Corp. .................................    02/24/99        5,787,420
Frontier Corp. .................................    03/16/99        4,474,223
Frontier Corp. .................................    03/16/99        3,993,999
GTE Corp. ......................................    03/30/99        1,099,395
Long Lane Master Trust .........................    05/01/98        7,127,719
Sheffield Receivables Corp. ....................    04/16/99        3,992,487
Sundstrand Corp. ...............................    12/17/98        4,000,000
Textron Financial Corp. ........................    11/25/98        4,000,000
                                                                 ------------
                                                                 $114,779,697
                                                                 ============


The market value of the total restricted securities above represent 24.33% of the total net assets.

Category percentages are based on net assets.

18 See Notes to Financial Statements.

                     THIS PAGE INTENTIONALLY LEFT BLANK

INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Variation margin .....................................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Dividends to shareholders ............................................
 Investments purchased ................................................
 Fund shares redeemed .................................................
Other liabilities .....................................................
     Total liabilities ................................................
 NET ASSETS ...........................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain on investments ....................................
Undistributed net investment income ...................................
Accumulated net realized gain (loss) on investments ...................
 NET ASSETS ...........................................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering Price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................

Cost of investments ...................................................


20 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      BOND       AETNA GOVERNMENT FUND   HIGH YIELD       MONEY MARKET
                 --------------  ---------------------  --------------  -----------------

                  $47,337,053        $16,402,311         $ 9,571,232      $484,997,358
                       11,850              2,233                 473           110,964

                      709,206            165,554             173,705         2,610,307
                    2,002,028          1,901,926             177,351                --
                      130,080              4,876              30,300         1,795,540
                           --              9,288                  --                --
                       12,359             15,379              11,463            65,830
                          544                169                 101             6,453
                  -----------        -----------         -----------      ------------
                   50,203,120         18,501,736           9,964,625       489,586,452
                  -----------        -----------         -----------      ------------


                       18,584              4,548              61,728            62,220
                    3,988,382          4,520,142             100,000        12,185,450
                       30,296                 --                  --         5,343,986
                       38,269             16,919              13,902           311,986
                  -----------        -----------         -----------      ------------
                    4,075,531          4,541,609             175,630        17,903,642
                  -----------        -----------         -----------      ------------
                  $46,127,589        $13,960,127         $ 9,788,995      $471,682,810
                  ===========        ===========         ===========      ============

                  $45,758,465        $14,072,156         $10,393,983      $471,682,810
                      203,787              2,566             123,255                --
                       21,817             15,021              80,350                --
                      143,520           (129,616)           (808,593)               --
                  -----------        -----------         -----------      ------------
                  $46,127,589        $13,960,127         $ 9,788,995      $471,682,810
                  ===========        ===========         ===========      ============


                    3,839,305          1,136,092             964,208       288,503,147
                  $39,486,839        $11,492,254         $ 9,059,480      $288,503,147
                  $     10.28        $     10.12         $      9.40      $       1.00

                      576,317            216,034              34,795       178,671,115
                  $ 5,925,553        $ 2,185,084         $   326,926      $178,671,115
                  $     10.28        $     10.11         $      9.40      $       1.00
                  $     10.79        $     10.61         $      9.87      $       1.00

                       10,267              9,961              14,717           187,713
                  $   105,547        $   100,789         $   138,226      $    187,713
                  $     10.28        $     10.12         $      9.39      $       1.00

                       59,342             18,004              28,165         4,320,835
                  $   609,650        $   182,000         $   264,363      $  4,320,835
                  $     10.27        $     10.11         $      9.39      $       1.00

                  $47,133,266        $16,403,758         $ 9,447,977      $484,997,358



                                           See Notes to Financial Statements. 21

INCOME FUNDS
STATEMENTS TO OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends ..............................................................
Interest ...............................................................
     Total investment income ...........................................
INVESTMENT EXPENSES:
Investment advisory fee ................................................
Administrative services fees ...........................................
Distribution Plan and shareholder services fees ........................
Printing and postage fees ..............................................
Custody fees ...........................................................
Transfer agent fees ....................................................
Audit fees .............................................................
Directors' fees ........................................................
Registration fees ......................................................
Miscellaneous ..........................................................
Expenses before reimbursement and waiver from Investment Adviser .......
Expense reimbursement and waiver from Investment Adviser ...............
    Net expenses .......................................................
Net investment income ..................................................
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ...........................................................
 Futures contracts .....................................................
 Foreign currency related transactions .................................
    Net realized gain (loss) on investments ............................
Net change in unrealized gain or loss on:
 Investments ...........................................................
 Futures contracts .....................................................
    Net change in unrealized gain or loss on investments ...............
Net realized and change in unrealized gain or loss on investments ......
Net increase in net assets resulting from operations ...................


22 See Notes to Financial Statements.

--------------------------------------------------------------------------------


               BOND          AETNA GOVERNMENT FUND       HIGH YIELD          MONEY MARKET
         -----------------  ------------------------  -----------------  --------------------

            $       --             $      --             $    3,062          $        --
             1,409,818               411,931                496,044           11,983,443
            ----------             ---------             ----------          -----------
             1,409,818               411,931                499,106           11,983,443
            ----------             ---------             ----------          -----------

               111,717                37,104                 30,644              913,757
                22,343                 7,421                  4,714              228,439
                 7,689                 2,944                  1,746                  202
                 2,827                 1,775                    896               24,241
                 8,763                 6,200                  1,441               12,018
                22,221                11,401                 10,227              197,358
                12,666                12,340                 14,994               17,376
                   370                   135                     66                3,469
                25,918                27,913                 25,643               61,288
                   942                   263                    423                7,908
            ----------             ---------             ----------          -----------
               215,456               107,496                 90,794            1,466,056
               (40,202)              (52,564)               (44,285)            (325,157)
            ----------             ---------             ----------          -----------
               175,254                54,932                 46,509            1,140,899
            ----------             ---------             ----------          -----------
             1,234,564               356,999                452,597           10,842,544
            ----------             ---------             ----------          -----------


               327,787               (45,645)              (508,214)                  --
                    --                15,309                    314                   --
                    --                    --                   (689)                  --
            ----------             ---------             ----------          -----------
               327,787               (30,336)              (508,589)                  --
            ----------             ---------             ----------          -----------

              (763,704)             (233,555)             1,049,997                   --
                    --                 6,565                     --                   --
            ----------             ---------             ----------          -----------
              (763,704)             (226,990)             1,049,997                   --
            ----------             ---------             ----------          -----------
              (435,917)             (257,326)               541,408                   --
            ----------             ---------             ----------          -----------
            $  798,647             $  99,673             $  994,005          $10,842,544
            ==========             =========             ==========          ===========



                                           See Notes to Financial Statements. 23

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                           BOND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................   $ 1,234,564       $ 2,266,903
Net realized gain on investments...........       327,787           587,840
Net change in unrealized gain or loss on
 investments...............................      (763,704)           48,317
                                              -----------       -----------
 Net increase in net assets resulting from
 operations................................       798,647         2,903,060
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................    (1,119,745)       (2,221,259)
Class A:
 From net investment income................      (114,776)          (84,613)
Class B:
 From net investment income................          (774)               --
Class C:
 From net investment income................       (12,077)           (1,543)
                                              -----------       -----------
 Decrease in net assets from distributions
 to shareholders...........................    (1,247,372)       (2,307,415)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     4,803,451        14,969,561
 Net asset value of shares issued upon
  reinvestment of distributions............     1,014,061         1,982,243
 Payments for shares redeemed..............    (7,773,701)       (9,802,959)
Class A:
 Proceeds from shares sold.................     4,758,717         1,361,680
 Net asset value of shares issued upon
  reinvestment of distributions............        88,682            94,203
 Payments for shares redeemed..............      (729,140)         (592,561)
Class B:
 Proceeds from shares sold.................       105,654                --
 Net asset value of shares issued upon
  reinvestment of distributions............            24                --
Class C:
 Proceeds from shares sold.................       604,551           107,100
 Net asset value of shares issued upon
  reinvestment of distributions............         4,907                33
 Payments for shares redeemed..............      (102,041)               --
                                              -----------       -----------
 Net increase in net assets from fund share
 transactions..............................     2,775,165         8,119,300
                                              -----------       -----------
Net change in net assets...................     2,326,440         8,714,945
NET ASSETS:
Beginning of period........................    43,801,149        35,086,204
                                              -----------       -----------
End of period..............................   $46,127,589       $43,801,149
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $    21,817       $    34,625
                                              ===========       ===========


24 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                           BOND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       461,227         1,453,940
 Number of shares issued upon reinvestment
  of distributions.........................        97,596           191,940
 Number of shares redeemed.................      (748,136)         (952,243)
                                              -----------       -----------
 Net increase (decrease)...................      (189,313)          693,637
                                              ===========       ===========
Class A:
 Number of shares sold.....................       453,706           132,099
 Number of shares issued upon reinvestment
  of distributions.........................        10,786             9,145
 Number of shares redeemed.................       (70,362)          (57,572)
                                              -----------       -----------
 Net increase..............................       394,130            83,672
                                              ===========       ===========
Class B:
 Number of shares sold.....................        10,265                --
 Number of shares issued upon reinvestment
  of distributions.........................             2                --
                                              -----------       -----------
 Net increase..............................        10,267                --
                                              ===========       ===========
Class C:
 Number of shares sold.....................        58,197            10,377
 Number of shares issued upon reinvestment
  of distributions.........................           474                 3
 Number of shares redeemed.................        (9,709)               --
                                              -----------       -----------
 Net increase..............................        48,962            10,380
                                              ===========       ===========


                                           See Notes to Financial Statements. 25

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                  AETNA GOVERNMENT FUND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................    $  356,999        $  649,545
Net realized gain (loss) on investments....       (30,336)          324,559
Net change in unrealized gain or loss on
 investments...............................      (226,990)           27,704
                                              -----------       -----------
 Net increase in net assets resulting from
 operations................................        99,673         1,001,808
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (305,702)         (630,427)
Class A:
 From net investment income................       (38,121)          (28,375)
Class B:
 From net investment income................          (629)               --
Class C:
 From net investment income................        (3,112)           (1,484)
                                              -----------       -----------
 Decrease in net assets from distributions
 to shareholders...........................      (347,564)         (660,286)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................     2,281,769         7,238,257
 Net asset value of shares issued upon
  reinvestment of distributions............       244,481           394,720
 Payments for shares redeemed..............    (4,796,724)       (4,193,654)
Class A:
 Proceeds from shares sold.................     1,512,796           449,577
 Net asset value of shares issued upon
  reinvestment of distributions............        36,968            25,701
 Payments for shares redeemed..............      (211,957)         (147,241)
Class B:
 Proceeds from shares sold.................       100,800                --
 Net asset value of shares issued upon
  reinvestment of distributions............             3                --
Class C:
 Proceeds from shares sold.................        69,925           114,998
 Net asset value of shares issued upon
  reinvestment of distributions............           249                99
 Payments for shares redeemed..............        (2,000)               --
                                              -----------       -----------
 Net increase (decrease) in net assets from
 fund share transactions...................      (763,690)        3,882,457
                                              -----------       -----------
Net change in net assets...................    (1,011,581)        4,223,979
NET ASSETS:
Beginning of period........................    14,971,708        10,747,729
                                              -----------       -----------
End of period..............................   $13,960,127       $14,971,708
                                              ============      ============
End of period net assets includes
 undistributed net investment income.......   $    15,021       $     5,586
                                              ===========       ============


26 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  AETNA GOVERNMENT FUND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 1999      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................       223,159           705,105
 Number of shares issued upon reinvestment
  of distributions.........................        23,968            38,991
 Number of shares redeemed.................      (469,806)         (407,668)
                                              -----------       -----------
 Net increase (decrease)...................      (222,679)          336,428
                                              ===========       ===========
Class A:
 Number of shares sold.....................       148,129            43,885
 Number of shares issued upon reinvestment
  of distributions.........................         3,631             2,537
 Number of shares redeemed.................       (20,739)          (14,561)
                                              -----------       -----------
 Net increase..............................       131,021            31,861
                                              ===========       ===========
Class B:
 Number of shares sold.....................         9,961                --
                                              -----------       -----------
 Net increase..............................         9,961                --
                                              ===========       ===========
Class C:
 Number of shares sold.....................         6,819            11,340
 Number of shares issued upon reinvestment
  of distributions.........................            30                10
 Number of shares redeemed.................          (195)               --
                                              -----------       -----------
 Net increase..............................         6,654            11,350
                                              ===========       ===========



                                           See Notes to Financial Statements. 27

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                        HIGH YIELD
                                             --------------------------------
                                                                PERIOD FROM
                                               SIX MONTH      FEBRUARY 2, 1998
                                              PERIOD ENDED    (COMMENCEMENT OF
                                             APRIL 30, 1999    OPERATIONS) TO
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income......................   $   452,597       $   602,850
Net realized loss on investments...........      (508,589)         (300,004)
Net change in unrealized gain or loss on
 investments...............................     1,049,997          (926,742)
                                              -----------      ------------
 Net increase (decrease) in net assets
 resulting from operations.................       994,005          (623,896)
                                              -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income................      (372,654)         (568,178)
Class A:
 From net investment income................       (11,720)           (8,356)
Class B:
 From net investment income................        (1,588)               --
Class C:
 From net investment income................        (9,214)           (3,387)
                                              -----------      ------------
 Decrease in net assets from distributions
 to shareholders...........................      (395,176)         (579,921)
                                              -----------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold.................       103,206         9,992,157
 Net asset value of shares issued upon
  reinvestment of distributions............         3,771             1,563
 Payments for shares redeemed..............       (65,366)         (372,365)
Class A:
 Proceeds from shares sold.................        89,576           250,085
 Net asset value of shares issued upon
  reinvestment of distributions............         5,224             2,387
 Payments for shares redeemed..............        (9,618)           (8,533)
Class B:
 Proceeds from shares sold.................       136,688                --
 Net asset value of shares issued upon
  reinvestment of distributions............            22                --
Class C:
 Proceeds from shares sold.................       159,404           192,798
 Net asset value of shares issued upon
  reinvestment of distributions............         5,470               965
 Payments for shares redeemed..............       (93,446)               (5)
                                              -----------      ------------
 Net increase in net assets from fund share
 transactions..............................       334,931        10,059,052
                                              -----------      ------------
Net change in net assets...................       933,760         8,855,235
NET ASSETS:
Beginning of period........................     8,855,235                --
                                              -----------      ------------
End of period..............................    $9,788,995       $ 8,855,235
                                              ===========      ============
End of period net assets includes
 undistributed net investment income.......    $   80,350       $    22,929
                                              ===========      ============


28 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                        HIGH YIELD
                                             --------------------------------
                                                                PERIOD FROM
                                               SIX MONTH      FEBRUARY 2, 1998
                                              PERIOD ENDED    (COMMENCEMENT OF
                                             APRIL 30, 1999    OPERATIONS) TO
                                              (UNAUDITED)     OCTOBER 31, 1998
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................        11,055           999,239
 Number of shares issued upon reinvestment
  of distributions.........................           406               164
 Number of shares redeemed.................        (7,093)          (39,563)
                                              -----------      ------------
 Net increase..............................         4,368           959,840
                                              ===========      ============
Class A:
 Number of shares sold.....................         9,682            26,297
 Number of shares issued upon reinvestment
  of distributions.........................           564               256
 Number of shares redeemed.................        (1,037)             (967)
                                              -----------      ------------
 Net increase..............................         9,209            25,586
                                              ===========      ============
Class B:
 Number of shares sold.....................        14,715                --
 Number of shares issued upon reinvestment
  of distributions.........................             2                --
                                              -----------      ------------
 Net increase..............................        14,717                --
                                              ===========      ============
Class C:
 Number of shares sold.....................        17,236            20,161
 Number of shares issued upon reinvestment
  of distributions.........................           590               109
 Number of shares redeemed.................        (9,930)               (1)
                                              -----------      ------------
 Net increase..............................         7,896            20,269
                                              ===========      ============



                                           See Notes to Financial Statements. 29

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                      MONEY MARKET
                                            ---------------------------------
                                               SIX MONTH
                                             PERIOD ENDED
                                            APRIL 30, 1999       YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                            --------------    ----------------
FROM OPERATIONS:
Net investment income.....................   $  10,842,544     $  22,276,969
                                            --------------    --------------
 Net increase in net assets resulting from
 operations...............................      10,842,544        22,276,969
                                            --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income...............      (6,670,644)      (13,914,707)
Class A:
 From net investment income...............      (4,106,065)       (8,355,762)
Class B:
 From net investment income...............            (747)               --
Class C:
 From net investment income...............         (65,088)           (6,500)
                                            --------------    --------------
 Decrease in net assets from distributions
 to shareholders..........................     (10,842,544)      (22,276,969)
                                            --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold................     144,608,979       285,261,463
 Net asset value of shares issued upon
  reinvestment of distributions...........       6,421,780        13,180,175
 Payments for shares redeemed.............    (138,552,071)     (296,127,010)
Class A:
 Proceeds from shares sold................     308,748,534       528,354,421
 Net asset value of shares issued upon
  reinvestment of distributions...........       3,985,320         8,089,499
 Payments for shares redeemed.............    (295,518,527)     (531,518,375)
Class B:
 Proceeds from shares sold................         187,593                --
 Net asset value of shares issued upon
  reinvestment of distributions...........             120                --
Class C:
 Proceeds from shares sold................       4,834,461           927,490
 Net asset value of shares issued upon
  reinvestment of distributions...........          55,276             4,705
 Payments for shares redeemed.............      (1,484,516)          (16,581)
                                            --------------    --------------
 Net increase in net assets from fund
 share transactions.......................      33,286,949         8,155,787
                                            --------------    --------------
Net change in net assets..................      33,286,949         8,155,787
NET ASSETS:
Beginning of period.......................     438,395,861       430,240,074
                                            --------------    --------------
End of period.............................   $ 471,682,810     $ 438,395,861
                                            ==============    ==============
End of period net assets includes
 undistributed net investment income......   $          --     $          --
                                            ==============    ==============


30 See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                      MONEY MARKET
                                            ---------------------------------
                                               SIX MONTH
                                             PERIOD ENDED
                                            APRIL 30, 1999       YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1998
                                            --------------    ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold....................     144,608,979       285,261,463
 Number of shares issued upon reinvestment
  of distributions........................       6,421,780        13,180,175
 Number of shares redeemed................    (138,552,071)     (296,127,010)
                                            --------------    --------------
 Net increase.............................      12,478,688         2,314,628
                                            ==============    ==============
Class A:
 Number of shares sold....................     308,748,534       528,354,421
 Number of shares issued upon reinvestment
  of distributions........................       3,985,320         8,089,499
 Number of shares redeemed................    (295,518,527)     (531,518,375)
                                            --------------    --------------
 Net increase.............................      17,215,327         4,925,545
                                            ==============    ==============
Class B:
 Number of shares sold....................         187,593                --
 Number of shares issued upon reinvestment
  of distributions........................             120                --
                                            --------------    --------------
 Net increase.............................         187,713                --
                                            ==============    ==============
Class C:
 Number of shares sold....................       4,834,461           927,490
 Number of shares issued upon reinvestment
  of distributions........................          55,276             4,705
 Number of shares redeemed................      (1,484,516)          (16,581)
                                            --------------    --------------
 Net increase.............................       3,405,221           915,614
                                            ==============    ==============



                                           See Notes to Financial Statements. 31

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers four funds, (each a Fund; collectively, the Funds), Aetna Bond Fund (Bond), Aetna Government Fund, Aetna High Yield Fund (High Yield) and Aetna Money Market Fund (Money Market).

Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Shareholders not eligible to purchase Class I shares can purchase shares in any other Class of the Funds. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year.)

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                    CLASS I           CLASS A             CLASS B          CLASS C
                                    -------           -------             -------          -------
BOND                           December 27, 1991      April 15, 1994      March 1, 1999     June 30, 1998
AETNA GOVERNMENT FUND          December 22, 1993      April 15, 1994      March 1, 1999     June 30, 1998
HIGH YIELD                     February 2, 1998       February 2, 1998    March 1, 1999     June 30, 1998
MONEY MARKET                   December 27, 1991      April 15, 1994      March 1, 1999     June 30, 1998

The following is each Fund's investment objective:

  BOND seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  AETNA GOVERNMENT FUND seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  HIGH YIELD seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Services, Inc.

  MONEY MARKET seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

Aeltus Investment Management, Inc. (Aeltus) serves as the Investment Adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly-owned subsidiaries of Aetna Inc. (Aetna).

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. VALUATION OF INVESTMENTS

Except for Money Market, investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors. Money Market, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds invest in financial futures contracts as a hedge against its existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities. Money Market may not invest in futures contracts.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily. Money Market may not invest in forward foreign currency exchange contracts.

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

Below is a summary of illiquid and restricted securities held as of April 30, 1999:

                                                      % OF NET
                             COST      MARKET VALUE    ASSETS
                             ----      ------------   --------
           Money Market    $11,127,719   $11,127,719     2.36%

D. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

E. DOLLAR ROLL TRANSACTIONS

Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

F. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the year ended October 31, 1998 and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code. Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Internal Revenue Code. Thus, the financial statements contain no provision for federal taxes.

G. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and certain losses deferred due to transactions characterized as "wash sales" by federal tax regulations. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus a monthly fee expressed as a percentage of the average daily net assets of each Fund. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied. Below are the Funds' annual investment advisory fee ranges and the annual effective rates before waivers as of April 30, 1999:

                                             FEE       EFFECTIVE
                                            RANGE         RATE
                                            -----      ---------
                  Bond                   0.50%-0.40%    0.50%
                  Aetna Government Fund  0.50%-0.40%    0.50%
                  High Yield             0.65%-0.50%    0.65%
                  Money Market           0.40%-0.30%    0.40%


The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain shareholders that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.325% of the average daily net assets associated with those shares. For the period November 1, 1998 through April 30, 1999, Aeltus paid ALIAC $82,164.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares, except Money Market Class C. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to the principal underwriter at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund (except Money Market) and 0.75% of the average daily net assets of Class B and Class C shares of each Fund (except Class C shares of Money Market). Amounts paid by the Funds are used to pay expenses incurred by the principal underwriter in promoting the sale of Class A, Class B and Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred by Class A, Class B and Class C shares and service fees incurred by Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 1999 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return.

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 1999 were:

                                         COST OF PURCHASES   PROCEEDS FROM SALES
                                         -----------------   -------------------
Bond                                        $14,785,906          $10,487,840
Aetna Government Fund                         3,790,371            1,928,765
High Yield                                    7,819,067            7,165,349

6. CAPITAL LOSS CARRYFORWARD

At April 30, 1999, the following capital loss carryforwards had been incurred:

                                  CAPITAL LOSS      EXPIRATION
                                  CARRYFORWARD         DATE
                                  ------------      ----------
Bond                               $184,267          10/31/2003
Aetna Government Fund                54,548          10/31/2003
                                     47,228          10/31/2004
--------------------------------------------------------------------------
High Yield                          299,738          10/31/2006

These capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of unexpired capital loss carryforwards.

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 12.6 billion shares. Of those 12.6 billion shares, the following have been designated to the Funds described in this report as follows: all of the Funds, except Money Market, have been allocated 100 million shares each of Class I, Class A, Class B and Class C shares. Money Market has been allocated one billion shares each of Class I, Class A, Class B and Class C shares. As of April 30, 1999, the following shares of the Funds were owned by ALIAC and its affiliates:

                                    CLASS I    CLASS A   CLASS B    CLASS C
                                    -------    -------   -------    -------
Bond                               2,155,495      --      9,718      --
Aetna Government Fund               942,995       --      9,881     9,696
High Yield                          948,875     10,000    10,787     --
Money Market                      144,754,586     --     100,000     --

INCOME FUNDS
ADDITIONAL INFORMATION
APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
YEAR 2000

The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer systems and software to distinguish the year 2000 from the year 1900. Aeltus is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory information that comparable steps are being taken by each of the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

INCOME FUNDS
FINANCIAL HIGHLIGHTS
BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                       SIX MONTH                                                          TEN MONTH
                                     PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                    APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
             CLASS I                 (UNAUDITED)       1998         1997         1996         1995          1994
----------------------------------  --------------  -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of
 period...........................   $ 10.38         $ 10.22      $ 10.09      $ 10.27      $  9.58     $ 10.37
                                     -------         -------      -------      -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........      0.29            0.60         0.62         0.65         0.65        0.52
 Net realized and change in
 unrealized gain or loss on
 investments......................     (0.10)           0.17         0.13        (0.15)        0.65       (0.86)
                                     -------         -------      -------      -------      -------     -------
   Total from investment
    operations....................      0.19            0.77         0.75         0.50         1.30       (0.34)
                                     -------         -------      -------      -------      -------     -------
LESS DISTRIBUTIONS:
 From net investment income ......     (0.29)          (0.61)       (0.62)       (0.68)       (0.61)      (0.45)
 From net realized gains on
 investments......................        --              --           --           --           --          --
                                     -------         -------      -------      -------      -------     -------
   Total distributions ...........     (0.29)          (0.61)       (0.62)       (0.68)       (0.61)      (0.45)
                                     -------         -------      -------      -------      -------     -------
Net asset value, end of period ...   $ 10.28         $ 10.38      $ 10.22      $ 10.09      $ 10.27     $  9.58
                                     =======         =======      =======      =======      =======     =======

Total return .....................      1.84%           7.72%        7.72%        5.09%       14.06%      (3.31)%
Net assets, end of period (000's)    $39,487         $41,804      $34,080      $28,864      $32,778     $27,584
Ratio of net expenses to average
 net assets ......................      0.75%(1)        0.75%        0.75%        0.75%        0.79%       0.76%(1)
Ratio of net investment income to
 average net assets ..............      5.56%(1)        5.79%        6.07%        6.16%        6.56%       6.29%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..............      0.93%(1)        0.97%        1.14%        1.16%        1.06%       1.06%(1)
Portfolio turnover rate ..........     24.97%          77.01%       48.56%       42.33%       56.99%      51.80%



                                      YEAR ENDED
                                     DECEMBER 31,
             CLASS I                     1993
----------------------------------   ------------

Net asset value, beginning of
 period...........................     $  9.99
                                       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........        0.55
 Net realized and change in
 unrealized gain or loss on               0.45
 investments......................     -------
   Total from investment
    operations....................        1.00
                                       -------
LESS DISTRIBUTIONS:
 From net investment income ......       (0.55)
 From net realized gains on
 investments......................       (0.07)
                                       -------
   Total distributions ...........       (0.62)
                                       -------
Net asset value, end of period ...     $ 10.37
                                       =======

Total return .....................       10.20%
Net assets, end of period (000's)      $46,788
Ratio of net expenses to average          0.47%
 net assets ......................
Ratio of net investment income to         5.34%
 average net assets ..............
Ratio of expenses before                  1.01%
 reimbursement and waiver to
 average net assets ..............
Portfolio turnover rate ..........       50.01%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

38 See Notes to Financial Statements.

BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                                                                                  PERIOD FROM
                                           SIX MONTH                                                            APRIL 15, 1994
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
---------------------------------------  --------------  -----------  -----------  -----------  -----------  ---------------------

Net asset value, beginning of period ..    $10.37          $10.22       $10.09       $10.27       $ 9.58          $  9.92
                                           ------          ------       ------       ------       ------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.28            0.57         0.54         0.62         0.56             0.28
 Net realized and change in unrealized
 gain or loss on investments ..........     (0.09)           0.15         0.13        (0.20)        0.66            (0.35)
                                           ------          ------       ------       ------       ------          -------
   Total from investment operations ...      0.19            0.72         0.67         0.42         1.22            (0.07)
                                           ------          ------       ------       ------       ------          -------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.28)          (0.57)       (0.54)       (0.60)       (0.53)           (0.27)
                                           ------          ------       ------       ------       ------          -------
   Total distributions ................     (0.28)          (0.57)       (0.54)       (0.60)       (0.53)           (0.27)
                                           ------          ------       ------       ------       ------          -------
Net asset value, end of period ........    $10.28          $10.37       $10.22       $10.09       $10.27          $  9.58
                                           ======          ======       ======       ======       ======          =======

Total return ..........................      1.82%           7.27%        6.89%        4.27%       13.28%           (0.68)%
Net assets, end of period (000's) .....    $5,926          $1,890       $1,006       $  877       $7,340          $25,405
Ratio of net expenses to average net
 assets................................      1.00%(1)        1.05%        1.50%        1.50%        1.50%            1.49%(1)
Ratio of net investment income to
 average net assets ...................      5.31%(1)        5.49%        5.32%        5.47%        5.91%            5.36%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.18%(1)        1.27%        1.89%        1.91%        1.82%            1.81%(1)
Portfolio turnover rate ...............     24.97%          77.01%       48.56%       42.33%       56.99%           51.80%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 39

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------

Net asset value, beginning of period .....................      $10.29
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.08
 Net realized and change in unrealized gain or loss on
 investments..............................................       (0.01)
                                                                ------
   Total from investment operations ......................        0.07
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income ..............................       (0.08)
                                                                ------
   Total distributions ...................................       (0.08)
                                                                ------
Net asset value, end of period ...........................      $10.28
                                                                ======

Total return .............................................        0.65%
Net assets, end of period (000's) ........................      $  106
Ratio of net expenses to average net assets ..............        1.75%(1)
Ratio of net investment income to average net assets .....        4.56%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        1.93%(1)
Portfolio turnover rate ..................................       24.97%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

40 See Notes to Financial Statements.

BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $10.37             $10.31
                                            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.24               0.17
 Net realized and change in unrealized
 gain or loss on investments ...........     (0.09)              0.05
                                            ------             ------
   Total from investment operations ....      0.15               0.22
                                            ------             ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.25)             (0.16)
                                            ------             ------
   Total distributions .................     (0.25)             (0.16)
                                            ------             ------
Net asset value, end of period .........    $10.27             $10.37
                                            ======             ======

Total return ...........................      1.42%              2.10%
Net assets, end of period (000's) ......    $  610             $  108
Ratio of net expenses to average net
 assets.................................      1.75%(1)           1.75%(1)
Ratio of net investment income to
 average net assets ....................      4.56%(1)           4.79%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.93%(1)           1.97%(1)
Portfolio turnover rate ................     24.97%             77.01%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 41

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                SIX MONTH                                                           TEN MONTH
                                               PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                              APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                  CLASS I                      (UNAUDITED)       1998         1997         1996         1995           1994
--------------------------------------------  --------------  -----------  -----------  -----------  -----------  --------------
Net asset value, beginning of period .......   $ 10.29         $  9.99      $  9.80      $ 10.01      $  9.41      $ 10.00
                                               -------         -------      -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .....................      0.25            0.53         0.58         0.56         0.64         0.40
 Net realized and change in unrealized gain
 or loss on investments ....................     (0.18)           0.30         0.21        (0.13)        0.59        (0.63)
                                               -------         -------      -------      -------      -------      -------
   Total from investment operations ........      0.07            0.83         0.79         0.43         1.23        (0.23)
                                               -------         -------      -------      -------      -------      -------
LESS DISTRIBUTIONS:
 From net investment income ................     (0.24)          (0.53)       (0.60)       (0.64)       (0.63)       (0.36)
                                               -------         -------      -------      -------      -------      -------
   Total distributions .....................     (0.24)          (0.53)       (0.60)       (0.64)       (0.63)       (0.36)
                                               -------         -------      -------      -------      -------      -------
Net asset value, end of period .............   $ 10.12         $ 10.29      $  9.99      $  9.80      $ 10.01      $  9.41
                                               =======         =======      =======      =======      =======      =======

Total return ...............................      0.70%           8.54%        8.39%        4.43%       13.58%       (2.37)%
Net assets, end of period (000's) ..........   $11,492         $13,980      $10,217      $10,662      $19,154      $26,110
Ratio of net expenses to average net assets       0.70%(1)        0.70%        0.70%        0.70%        0.70%        0.41%(1)
Ratio of net investment income to average
 net assets ................................      4.85%(1)        5.21%        5.91%        5.67%        6.79%        5.29%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ..............      1.41%(1)        1.51%        1.70%        1.57%        1.30%        1.16%(1)
Portfolio turnover rate ....................     13.91%         181.08%      147.78%       50.48%      117.31%       43.63%


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

42 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                  PERIOD FROM
                                           SIX MONTH                                                            APRIL 15, 1994
                                          PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                         APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
                CLASS A                   (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
---------------------------------------  --------------  -----------  -----------  -----------  -----------  ---------------------
Net asset value, beginning of period ..    $10.29         $  9.99      $  9.79       $10.00      $  9.41          $ 9.67
                                           ------         -------      -------       ------      -------          ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.23            0.49         0.51         0.48         0.60            0.24
 Net realized and change in unrealized
 gain or loss on investments ..........     (0.18)           0.31         0.21        (0.13)        0.56           (0.24)
                                           ------         -------      -------       ------      -------          ------
   Total from investment operations ...      0.05            0.80         0.72         0.35         1.16              --
                                           ------         -------      -------       ------      -------          ------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.23)          (0.50)       (0.52)       (0.56)       (0.57)          (0.26)
                                           ------         -------      -------       ------      -------          ------
   Total distributions ................     (0.23)          (0.50)       (0.52)       (0.56)       (0.57)          (0.26)
                                           ------         -------      -------       ------      -------          ------
Net asset value, end of period ........    $10.11         $ 10.29      $  9.99       $ 9.79      $ 10.00          $ 9.41
                                           ======         =======      =======       ======      =======          ======

Total return ..........................      0.48%           8.19%        7.67%        3.75%       12.60%          (0.06)%
Net assets, end of period (000's) .....    $2,185         $   875      $   531       $  526      $   405          $  151
Ratio of net expenses to average net
 assets................................      0.95%(1)        1.03%        1.45%        1.45%        1.51%           1.28%(1)
Ratio of net investment income to
 average net assets ...................      4.60%(1)        4.88%        5.16%        4.96%        6.02%           4.68%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      1.66%(1)        1.84%        2.45%        2.32%        2.11%           2.11%(1)
Portfolio turnover rate ...............     13.91%         181.08%      147.78%       50.48%      117.31%          43.63%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 43

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $10.12
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.07
 Net realized and change in unrealized gain or loss on
 investments..............................................       (0.01)
                                                                ------
   Total from investment operations ......................        0.06
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income ..............................       (0.06)
                                                                ------
   Total distributions ...................................       (0.06)
                                                                ------
Net asset value, end of period ...........................      $10.12
                                                                ======

Total return .............................................        0.63%
Net assets, end of period (000's) ........................      $  101
Ratio of net expenses to average net assets ..............        1.70%(1)
Ratio of net investment income to average net assets .....        3.85%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.41%(1)
Portfolio turnover rate ..................................       13.91%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

44 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $10.29             $ 10.11
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.20                0.15
 Net realized and change in unrealized
 gain or loss on investments ...........     (0.18)               0.17
                                            ------             -------
   Total from investment operations ....      0.02                0.32
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.20)              (0.14)
                                            ------             -------
   Total distributions .................     (0.20)              (0.14)
                                            ------             -------
Net asset value, end of period .........    $10.11             $ 10.29
                                            ======             =======

Total return ...........................      0.15%               3.18%
Net assets, end of period (000's) ......    $  182             $   117
Ratio of net expenses to average net
 assets.................................      1.70%(1)            1.70%(1)
Ratio of net investment income to
 average net assets ....................      3.85%(1)            4.21%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.41%(1)            2.51%(1)
Portfolio turnover rate ................     13.91%             181.08%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 45

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
HIGH YIELD
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                           PERIOD ENDED     (COMMENCEMENT OF
                                          APRIL 30, 1999       OPERATIONS)
                CLASS I                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $ 8.81             $ 10.00
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.45                0.60
 Net realized and change in unrealized
 gain or loss on investments ...........      0.53               (1.21)
                                            ------             -------
   Total from investment operations ....      0.98               (0.61)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.39)              (0.58)
                                            ------             -------
   Total distributions .................     (0.39)              (0.58)
                                            ------             -------
Net asset value, end of period .........    $ 9.40             $  8.81
                                            ======             =======

Total return ...........................     11.25%              (6.50)%
Net assets, end of period (000's) ......    $9,059             $ 8,452
Ratio of net expenses to average net
 assets.................................      0.95%(1)            0.95%(1)
Ratio of net investment income to
 average net assets ....................      9.64%(1)            8.17%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.89%(1)            2.27%(1)
Portfolio turnover rate ................     77.68%             258.33%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

HIGH YIELD
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH       FEBRUARY 2, 1998
                                          PERIOD ENDED      (COMMENCEMENT OF
                                         APRIL, 30, 1999       OPERATIONS)
                CLASS A                    (UNAUDITED)     TO OCTOBER 31, 1998
---------------------------------------  ---------------   -------------------
Net asset value, beginning of period ..    $ 8.81              $ 10.00
                                           ------              -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................      0.43                 0.58
 Net realized and change in unrealized
 gain or loss on investments ..........      0.54                (1.21)
                                           ------              -------
   Total from investment operations ...      0.97                (0.63)
                                           ------              -------
LESS DISTRIBUTIONS:
 From net investment income ...........     (0.38)               (0.56)
                                           ------              -------
   Total distributions ................     (0.38)               (0.56)
                                           ------              -------
Net asset value, end of period ........    $ 9.40              $  8.81
                                           ======              =======

Total return ..........................     11.12%               (6.67)%
Net assets, end of period (000's) .....    $  327              $   225
Ratio of net expenses to average net
 assets................................      1.20%(1)             1.20%(1)
Ratio of net investment income to
 average net assets ...................      9.39%(1)             7.92%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets .....      2.14%(1)             2.52%(1)
Portfolio turnover rate ...............     77.68%              258.33%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 47

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
HIGH YIELD
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $ 9.27
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.14
 Net realized and change in unrealized gain or loss on
 investments..............................................        0.09
                                                                ------
   Total from investment operations ......................        0.23
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income ..............................       (0.11)
   Total distributions ...................................       (0.11)
                                                                ------
Net asset value, end of period ...........................      $ 9.39
                                                                ======

Total return .............................................        2.51%
Net assets, end of period (000's) ........................      $  138
Ratio of net expenses to average net assets ..............        1.95%(1)
Ratio of net investment income to average net assets .....        8.64%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        2.89%(1)
Portfolio turnover rate ..................................       77.68%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

HIGH YIELD
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $ 8.80             $ 10.07
                                            ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.40                0.24
 Net realized and change in unrealized
 gain or loss on investments ...........      0.54               (1.27)
                                            ------             -------
   Total from investment operations ....      0.94               (1.03)
                                            ------             -------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.35)              (0.24)
                                            ------             -------
   Total distributions .................     (0.35)              (0.24)
                                            ------             -------
Net asset value, end of period .........    $ 9.39             $  8.80
                                            ======             =======

Total return ...........................     10.77%             (10.28)%
Net assets, end of period (000's) ......    $  264             $   178
Ratio of net expenses to average net
 assets.................................      1.95%(1)            1.94%(1)
Ratio of net investment income to
 average net assets ....................      8.64%(1)            7.18%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      2.89%(1)            3.26%(1)
Portfolio turnover rate ................     77.68%             258.33%



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 49

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                   SIX MONTH                                                          TEN MONTH
                                  PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                 APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    DECEMBER 31,
            CLASS I               (UNAUDITED)       1998         1997         1996         1995          1994           1993
-------------------------------  --------------  -----------  -----------  -----------  -----------  ------------   ------------

Net asset value, beginning of
 period........................   $   1.00        $   1.00     $   1.00     $   1.00     $   1.00    $   1.00        $   1.00
                                  --------        --------     --------     --------     --------    --------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ........       0.02            0.05         0.05         0.05         0.06        0.03            0.03
                                  --------        --------     --------     --------     --------    --------        --------
   Total from investment
    operations.................       0.02            0.05         0.05         0.05         0.06        0.03            0.03
                                  --------        --------     --------     --------     --------    --------        --------
LESS DISTRIBUTIONS:
 From net investment income ...      (0.02)          (0.05)       (0.05)       (0.05)       (0.06)      (0.03)          (0.03)
                                  --------        --------     --------     --------     --------    --------        --------
   Total distributions ........      (0.02)          (0.05)       (0.05)       (0.05)       (0.06)      (0.03)          (0.03)
                                  --------        --------     --------     --------     --------    --------        --------
Net asset value, end of period    $   1.00        $   1.00     $   1.00     $   1.00     $   1.00    $   1.00        $   1.00
                                  ========        ========     ========     ========     ========    ========        ========

Total return ..................       2.40%           5.36%        5.49%        5.44%        5.95%       3.33%           3.29%
Net assets, end of period
 (000's).......................   $288,503        $276,024     $273,710     $323,281     $275,524    $161,756        $107,844
Ratio of net expenses to
 average net assets ...........       0.50%(1)        0.48%        0.37%        0.30%        0.27%       0.21%(1)        0.00%
Ratio of net investment income
 to average net assets ........       4.75%(1)        5.24%        5.31%        5.30%        5.78%       4.05%(1)        3.33%
Ratio of expenses before
 reimbursement and waiver to
 average net assets ...........       0.64%(1)        0.72%        0.81%        0.83%        0.88%       0.85%(1)        0.95%


 (1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                PERIOD FROM
                                         SIX MONTH                                                            APRIL 15, 1994
                                        PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                       APRIL 30, 1999  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
               CLASS A                  (UNAUDITED)       1998         1997         1996         1995       TO OCTOBER 31, 1994
-------------------------------------  --------------  -----------  -----------  -----------  -----------  ---------------------

Net asset value, beginning of period    $   1.00        $   1.00     $   1.00     $   1.00     $  1.00          $  1.00
                                        --------        --------     --------     --------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............       0.02            0.05         0.05         0.05        0.06             0.03
                                        --------        --------     --------     --------     -------          -------
   Total from investment operations .       0.02            0.05         0.05         0.05        0.06             0.03
                                        --------        --------     --------     --------     -------          -------
LESS DISTRIBUTIONS:
 From net investment income .........      (0.02)          (0.05)       (0.05)       (0.05)      (0.06)           (0.03)
                                        --------        --------     --------     --------     -------          -------
   Total distributions ..............      (0.02)          (0.05)       (0.05)       (0.05)      (0.06)           (0.03)
                                        --------        --------     --------     --------     -------          -------
Net asset value, end of period ......   $   1.00        $   1.00     $   1.00     $   1.00     $  1.00          $  1.00
                                        ========        ========     ========     ========     =======          =======

Total return ........................       2.40%           5.36%        5.49%        5.44%       5.95%            2.41%
Net assets, end of period (000's) ...   $178,671        $161,456     $156,530     $119,849     $78,726          $47,350
Ratio of net expenses to average net
 assets..............................       0.50%(1)        0.48%        0.37%        0.30%       0.26%            0.21%(1)
Ratio of net investment income to
 average net assets .................       4.75%(1)        5.24%        5.31%        5.30%       5.79%            4.27%(1)
Ratio of expenses before
 reimbursement and waiver to average
 net assets .........................       0.64%(1)        0.72%        0.91%        0.93%       0.87%            0.92%(1)



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 51

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                PERIOD FROM
                                                               MARCH 1, 1999
                                                             (DATE OF INITIAL
                                                             PUBLIC OFFERING)
                                                             TO APRIL 30, 1999
                         CLASS B                                (UNAUDITED)
----------------------------------------------------------   -----------------
Net asset value, beginning of period .....................      $ 1.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................        0.01
   Total from investment operations ......................        0.01
                                                                ------
LESS DISTRIBUTIONS:
 From net investment income ..............................       (0.01)
   Total distributions ...................................       (0.01)
                                                                ------
Net asset value, end of period ...........................      $ 1.00
                                                                ======

Total return .............................................        0.63%
Net assets, end of period (000's) ........................      $  188
Ratio of net expenses to average net assets ..............        1.48%(1)
Ratio of net investment income to average net assets .....        3.77%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................        1.62%(1)


(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                            SIX MONTH         JUNE 30, 1998
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 1999    PUBLIC OFFERING)
                CLASS C                    (UNAUDITED)     TO OCTOBER 31, 1998
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $ 1.00             $ 1.00
                                            ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.02               0.02
                                                               ------
   Total from investment operations ....      0.02               0.02
                                            ------             ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.02)             (0.02)
                                            ------             ------
   Total distributions .................     (0.02)             (0.02)
                                            ------             ------
Net asset value, end of period .........    $ 1.00             $ 1.00
                                            ======             ======

Total return ...........................      2.40%              1.75%
Net assets, end of period (000's) ......    $4,321             $  916
Ratio of net expenses to average net
 assets.................................      0.50%(1)           0.48%(1)
Ratio of net investment income to
 average net assets ....................      4.75%(1)           5.24%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      0.64%(1)           0.72%(1)



(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 53